Note 4 - Earnings Per Share ("EPS") (Details) - Anti-dilutive Securities	12 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2011	Sep. 30, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member] Equity Option [Member]	Sep. 30, 2012 Exercise Price Less Than Average Market Price Of Common Shares [Member] Equity Option [Member]	Sep. 30, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member] Equity Option [Member]	Sep. 30, 2012 Exercise Price Less Than Average Market Price Of Common Shares [Member] Equity Option [Member]	Sep. 30, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member] Warrant [Member]	Sep. 30, 2012 Exercise Price Less Than Average Market Price Of Common Shares [Member] Warrant [Member]	Sep. 30, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member] Warrant [Member]	Sep. 30, 2012 Exercise Price Less Than Average Market Price Of Common Shares [Member] Warrant [Member]	Sep. 30, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member]	Sep. 30, 2012 Exercise Price Less Than Average Market Price Of Common Shares [Member]	Sep. 30, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member]	Sep. 30, 2012 Exercise Price Less Than Average Market Price Of Common Shares [Member]	Sep. 30, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Equity Option [Member]	Sep. 30, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Equity Option [Member]	Sep. 30, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Equity Option [Member]	Sep. 30, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Equity Option [Member]	Sep. 30, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Warrant [Member]	Sep. 30, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Warrant [Member]	Sep. 30, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Warrant [Member]	Sep. 30, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Warrant [Member]	Sep. 30, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member]	Sep. 30, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member]	Sep. 30, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member]	Sep. 30, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	379,865	2,802,392	0	2,027,713	0	817,072	0	174,477	0	3,619,464	0	2,202,190	0	410,000	4,575,749	410,000	4,575,749	3,500,006	8,250,000	11,750,006	8,250,000	3,910,006	12,825,749	12,160,006	12,825,749